Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2016
Fixed assets [Abstract]
Advances for vessels under construction - related party

Advances for vessels under construction-related party
Balance as at January 1, 2016	$18,172
Transfer to vessels	(18,172)
Balance as at June 30, 2016	$-

Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2016	$1,653,727	$(338,242)	$1,315,485
Acquisition and improvements	70,675	-	70,675
Transfer from advances for vessels under construction - related party	18,172	-	18,172
Depreciation for the period	-	(34,478	) (34,478)
Balance as at June 30, 2016	$1,742,574	$(372,720)	$1,369,854